Schedule of Stock Option Activity Under Equity Incentive Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number Of Options Outstanding, Balance	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.55
Weighted average remaining contractual term outstanding	2 years 11 months 8 days
Number of options granted		560,000
Number of options exercised
Number of options granted
Number of options cancelled or expired
Number Of Options Outstanding, Balance	560,000	560,000
Weighted Average Exercise Price Outstanding, Balance	$ 1.55	$ 1.55
Weighted average remaining contractual term outstanding	2 years 11 months 8 days	2 years 11 months 8 days
Number Of Options Outstanding, Exercisable
Weighted average exercise price outstanding, exercisable
Weighted average exercise price granted		$ 1.55
Weighted average remaining contractual term outstanding, granted		2 years 11 months 8 days